PROVISION FOR MINE CLOSURE AND RESTORATION (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Brazil [Member]
IfrsStatementLineItems [Line Items]
Risk free rate	11.21%	11.73%	11.75%
Mexico [Member]
IfrsStatementLineItems [Line Items]
Risk free rate	8.96%	10.02%	8.94%
Honduras [Member]
IfrsStatementLineItems [Line Items]
Risk free rate	6.42%	7.22%	13.65%
Guatemala [Member]
IfrsStatementLineItems [Line Items]
Risk free rate	6.78%